Significant Accounting Policies, Liquidity (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Liquidity [Abstract]
Net loss	$ (11,194)	$ (2,715)	$ (44,724)	$ (12,714)	$ (17,027)	$ (22,803)	$ (18,231)
Net cash used in operating activities			(9,809)	(4,041)	(217)	(7,275)	(6,289)
Cash and cash equivalents	243,448	$ 10,219	243,448	$ 10,219	14,642	4,736	$ 3,395
Accumulated deficit	$ (189,601)		$ (189,601)		(144,877)	$ (127,850)
Financing Agreement [Member] | Secured Debt [Member]
New Financing Agreement [Abstract]
Debt face amount					45,000			$ 45,000
Available additional borrowings					$ 27,500
Maturity date					Jan. 31, 2025